Liquidity (Details) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Aug. 31, 2021	May 31, 2021	Jan. 31, 2021	Jul. 31, 2016	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Liquidity (Details) [Line Items]
Cash					$ 1,926,714		$ 3,291,646
Working capital deficit					503,527		1,732,530
Accumulated deficit					(33,373,312)		(32,205,189)	$ (21,784,910)
Net loss					1,168,123		10,412,582
Net cash used by operating activities							3,769,854
Net cash used in investing activities							341,356
Net cash provided by financing activities						$ 4,403,902	7,240,672	356,801
Proceeds from loans issued by federal government							6,949,281
Proceeds from exercise of stock options and warrants				$ 350,200
Fixed rate convertible debt								$ 1,336,350
Converted entire face value			$ 1,038,500
Accrued interest		$ 6,503	317,096
Common stock original conversion			13,538,494
PPP loan amount		$ 632,826
Sales of common stock (in Shares)	3,703,704
Exercise price (in Dollars per share)	$ 0.65
Offering price (in Dollars per share)	$ 0.54
Gross proceeds	$ 2,000,000
Five-Year Warrants [Member]
Liquidity (Details) [Line Items]
Sales of common stock (in Shares)	1,851,852
Investment Agreement [Member]
Liquidity (Details) [Line Items]
Proceeds from issuance of private placement				$ 3,000,000
Convertible Debt [Member]
Liquidity (Details) [Line Items]
Fixed rate convertible debt			$ 1,038,500